Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Consolidated Summary of Investments - Other Than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule I
Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2013

(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. Treasury and agency securities	$8,188	$8,294	$8,294
Public utilities	3,966	4,275	4,275
State and political subdivision securities	2,147	2,224	2,224
Foreign government securities	1,038	1,122	1,122
All other corporate bonds	19,512	20,478	20,478
Total bonds	34,851	36,393	36,393
Mortgage-backed and asset-backed securities	8,214	8,393	8,393
Redeemable preferred stock	412	466	466
Total fixed maturity securities	43,477	45,252	45,252
Equity securities:
Common stock:
Industrial, miscellaneous and all other	161	201	201
Non-redeemable preferred stock	236	217	217
Total equity securities	397	418	418
Mortgage loans, net	7,718		7,718
Policy loans	1,219		1,219
Real estate and real estate joint ventures	754		754
Other limited partnership interests	2,130		2,130
Short-term investments	2,107		2,107
Other invested assets	2,555		2,555
Total investments	$60,357		$62,153
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(1)
Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.